Note 5 - Goodwill and Other Intangible Assets - Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 14,781
2027	14,781
2028	14,715
2029	13,612
2030	$ 12,259